Expenses by Nature - Schedule of Expenses by Nature (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
Employee benefit expenses
- Director emoluments	RM 778,567	$ 184,950	RM 538,886
- Staff costs	2,235,162	530,967	1,970,237
- Employer Contribution to Defined Contribution Plan	212,975	50,593	206,826
- Employer Contribution to Insurance Scheme	15,118	3,592	12,276
Depreciation of plant and equipment	2,452,065	582,494	1,226,224
Amortization of ROU	RM 62,867	$ 14,934	RM 41,442